Vp Common Stock Portfolio (Prospectus Summary) | VP Common Stock Portfolio
MainStay VP Common Stock Portfolio

MAINSTAY VP FUNDS TRUST

MainStay VP Common Stock Portfolio

Amended and Supplement dated January 15, 2013 (“Supplement”)

to the Prospectus dated May 1, 2012, as supplemented

This Supplement updates certain information contained in the Prospectus for MainStay VP Common Stock Portfolio (“Portfolio”), a series of MainStay VP Funds Trust (“Trust”). You may obtain copies of the Portfolio’s Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010. Please review this important information carefully.

B.	Investment Process Changes

At a meeting held on December 10-12, 2012, the Trust’s Board of Trustees, including the Independent Trustees, approved changes to the Portfolio’s Principal Investment Strategies. Accordingly effective February 28, 2013, the subsection entitled “Investment Process, in the section entitled “Principal Investment Strategies,” is deleted in its entirety and replaced as follows:

Investment Process: Cornerstone Capital Management Holdings LLC, the Portfolio's Subadvisor, seeks to construct a broadly-diversified portfolio across sectors and industries using quantitative analysis to identify undervalued and overvalued securities. Investments are selected using an objective, disciplined and broadly-applied process while limiting exposure to risk. The Subadvisor seeks to control the Portfolio’s exposure to risk by diversifying the Portfolio’s portfolio over a large number of securities.

In unusual market conditions, the Portfolio may invest all or a portion of its assets in investment grade notes and bonds, cash and cash equivalents.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Portfolio, if better opportunities are identified, or if it determines the initial investment expectations are not being met.

Principal Investment Strategies

At a meeting held on December 10-12, 2012, the Trust’s Board of Trustees, including the Independent Trustees, approved changes to the Portfolio’s Principal Investment Strategies. Accordingly effective February 28, 2013, the subsection entitled “Investment Process, in the section entitled “Principal Investment Strategies,” is deleted in its entirety and replaced as follows:

Investment Process: Cornerstone Capital Management Holdings LLC, the Portfolio's Subadvisor, seeks to construct a broadly-diversified portfolio across sectors and industries using quantitative analysis to identify undervalued and overvalued securities. Investments are selected using an objective, disciplined and broadly-applied process while limiting exposure to risk. The Subadvisor seeks to control the Portfolio’s exposure to risk by diversifying the Portfolio’s portfolio over a large number of securities.

In unusual market conditions, the Portfolio may invest all or a portion of its assets in investment grade notes and bonds, cash and cash equivalents.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Portfolio, if better opportunities are identified, or if it determines the initial investment expectations are not being met.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.